Consolidated Statements of Loss and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024
Expenses
General and administrative	$ 3,656	$ 3,422
Foreign exchange gain	(95)	(4)
Share of joint venture expenditures - Lion Battery	40	232
Stock based compensation expense	1,193	1,362
Operating expenses, total	4,794	5,012
Other Income
Other income	(275)	(436)
Loss for the year before income taxes	4,519	4,576
Deferred income tax expense	18	31
Net Loss	4,537	4,607
Items that may be subsequently reclassified to net loss: Currency translation adjustment	(173)	(2,622)
Comprehensive loss for the year	4,364	1,985
Net loss attributable to:
Shareholders of Platinum Group Metals Ltd.	4,537	4,607
Loss	4,537	4,607
Comprehensive loss attributable to:
Shareholders of Platinum Group Metals Ltd.	4,364	1,985
Comprehensive loss for the year	$ 4,364	$ 1,985
Basic loss per common share	$ 0.04	$ 0.05
Diluted loss per common share	$ 0.04	$ 0.05
Weighted average number of common shares outstanding: Basic	105,440,219	102,345,137
Weighted average number of common shares outstanding: Diluted	105,440,219	102,345,137